Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases

Note 8 - Leases

The Company’s subsidiary, Cabarrus Bank and Trust has entered into a noncancelable operating lease for an administrative office location in Concord that expires in 2017 with annual rental payments of $61,286. The lease has two five-year renewal options at the expiration of the initial term.

Future minimum lease payments under these leases for years subsequent to December 31, 2012 are as follows:

Year ending December 31,
(dollars in thousands)

2013	$61
2014	61
2015	61
2016	61
2017	42
Thereafter	—

Total	$286

Total rental expense related to the operating leases was $60,929, $60,450, and $85,538 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in occupancy expense.